BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of long term borrowings

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Long-term bank loan	320,000	319,941	49,033

Less: current portion	(320,000)	(319,941)	(49,033)

Total	—	—	—